BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
Schedule of legal entities which comprise combined financial statements and certain investments in joint ventures accounted for using equity method

	Country of
Name	incorporation	12/31/2025	12/31/2024
SCHMID Group N.V.	Netherlands	—%	—%
Gebr. SCHMID GmbH	Germany	100%	100%
SCHMID Systems, Inc.	USA	100%	100%
SCHMID Singapore Pte. Ltd.	Singapore	90%	90%
SCHMID Korea Co., Ltd	South Korea	100%	100%
SCHMID Asia Ltd.	Hong Kong	100%	100%
SCHMID Technology Guangdong Co., Ltd.(1)	China	84%	84%
SCHMID China Ltd.	Hong Kong	100%	100%
SCHMID Shenzhen Ltd.(2)	China	—%	100%
SCHMID (Kunshan) Co., Ltd.	China	100%	100%
SCHMID Taiwan Ltd.	Taiwan	86%	86%
SCHMID Automation (Zhuhai) Co., Ltd.	China	100%	100%
SCHMID Solar (Shenzhen) Ltd. 2)	China	100%	100%
SCHMID Trading (Zhongshan) Co. Ltd.	China	100%	100%
Pegasus Digital Mobility Acquisition Corp.	Cayman Islands	100%	100%
SCHMID Asia Pacific Sdn. Bhd	Malaysia	100%	100%
Equity method investees
SCHMID Avaco Korea, Co. Ltd.	South Korea	50%	50%
SCHMID Energy Systems GmbH (SES)	Germany	48%	49%
(1)	Legal transfer of the remaining minority shares not yet executed as of December 31, 2025.
(2)	SCHMID Shenzhen Ltd. was liquidated in September 2025 and SCHMID Solar (Shenzhen) Ltd. in January 2026